Cover	Jun. 04, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 04, 2024
Entity Registrant Name	SPECTRUM BRANDS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-4219
Entity Tax Identification Number	74-1339132
Entity Address, Address Line One	3001 Deming Way
Entity Address, City or Town	Middleton
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53562
City Area Code	608
Local Phone Number	275-3340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SPB
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000109177
Sb Rh Holdings Llc
Document Information [Line Items]
Entity Registrant Name	SB/RH HOLDINGS, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-192634-03
Entity Tax Identification Number	27-2812840
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001592706